SHAREHOLDERS' EQUITY (Schedule of fair value assumptions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Granted	1,084,476	1,649,550
Stock Options [Member]
Volatility	75.80%	77.90%
Risk Free Rate	1.35%	1.33%
Dividend yield
Average Expected Life	4 years	4 years
Fair value of options granted	1,204	1,714